Schedule of Investments
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–96.93%
Alabama–1.67%
Alabama (State of) Port Authority; Series 2017 A, Ref. RB (INS - AGI)(a)(b)	5.00%	10/01/2033	$3,500	$3,584,915
Baldwin (County of), AL Industrial Development Authority; Series 2025, RB(a)(c)(d)	5.00%	06/01/2032	3,000	3,068,594
Baldwin (County of), AL Industrial Development Authority; Series 2025, RB(a)(c)(d)	4.63%	06/01/2032	4,500	4,533,901
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority; Series 2018 B, RB	5.00%	07/01/2035	2,345	2,430,938
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.50%	06/01/2030	2,000	2,007,383
Black Belt Energy Gas District (The);
Series 2023 A, RB(d)	5.25%	10/01/2030	5,000	5,382,614
Series 2023 B, RB(d)	5.25%	12/01/2030	3,000	3,249,824
Series 2024 B, RB(d)	5.00%	09/01/2032	5,000	5,407,437
Southeast Energy Authority A Cooperative District (No. 1); Series 2021 A, RB(d)	4.00%	10/01/2028	1,700	1,725,005
Southeast Energy Authority, A Cooperative District (No. 2); Series 2024 A, RB	5.00%	11/01/2035	2,500	2,650,548
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB(d)	5.50%	12/01/2029	2,000	2,149,915
				36,191,074
Alaska–0.32%
Alaska (State of) Municipal Bond Bank Authority; Series 2015, RB	5.25%	10/01/2036	150	150,251
Alaska Housing Finance Corp. (General Mortgage); Series 2025, RB	6.00%	12/01/2054	4,825	5,279,924
Alaska Housing Finance Corp. (Veterans Mortgage); First Series 2025, RB (CEP - GNMA)	4.65%	12/01/2042	1,350	1,383,114
				6,813,289
Arizona–2.68%
Arizona (State of) Industrial Development Authority; Series 2019-2A, Revenue Ctfs.	3.63%	05/20/2033	2,550	2,525,285
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2018 B, RB(c)	5.63%	07/01/2048	2,000	1,991,059
Series 2019, RB(c)	5.00%	07/01/2039	1,000	1,001,819
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 D, Ref. RB(c)	5.00%	07/01/2037	630	632,603
Arizona (State of) Industrial Development Authority (Linder Village); Series 2020, RB(c)	5.00%	06/01/2031	8,535	8,644,469
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB(c)	5.75%	07/15/2038	1,810	1,821,688
Chandler (City of), AZ Industrial Development Authority (Intel Corp.);
Series 2007, RB(a)(d)	4.10%	06/15/2028	7,500	7,518,372
Series 2019, RB(a)(d)	4.00%	06/01/2029	5,000	5,076,644
Series 2022, RB(a)(d)	5.00%	09/01/2027	4,945	5,027,196
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2028	2,105	2,014,583
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2018 A, RB	5.00%	02/15/2038	1,200	1,218,518
Maricopa (County of), AZ Industrial Development Authority (Commercial Metals Co.); Series 2022, RB(a)(c)	4.00%	10/15/2047	6,500	5,532,849
Maricopa (County of), AZ Industrial Development Authority (GreatHearts Arizona); Series 2017 C, RB (CEP - Ohio School District)	5.00%	07/01/2037	315	320,321
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2021, RB(c)	4.00%	07/01/2041	1,275	1,156,571
Maricopa (County of), AZ Industrial Development Authority (Valley Christian Schools); Series 2023, RB(c)	5.25%	07/01/2033	725	730,730
Maricopa County Pollution Control Corp. (Southern California Edison); Series 2000, Ref. RB	2.40%	06/01/2035	4,000	3,415,522
Navajo (Nation of); Series 2015 A-144A, Ref. RB(c)	5.50%	12/01/2030	725	725,860
Phoenix (City of), AZ Industrial Development Authority (The) (Great Hearts Academies);
Series 2016, Ref. RB	5.00%	07/01/2036	1,000	998,864
Series 2016, Ref. RB	5.00%	07/01/2046	1,225	1,209,603
Phoenix-Mesa Gateway Airport Authority (Mesa); Series 2012, RB(a)	5.00%	07/01/2038	145	145,093
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(c)	5.00%	09/01/2026	25	25,046
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Pima (County of), AZ Industrial Development Authority (The) (American Leadership Academy);
Series 2015, Ref. RB(c)	5.38%	06/15/2035	$1,360	$1,360,832
Series 2021, RB(c)	4.00%	06/15/2041	740	645,081
Pima (County of), AZ Industrial Development Authority (The) (Grande Innovations Academy); Series 2018, RB(c)	5.00%	07/01/2033	2,245	2,245,290
University of Arizona Board of Regents (Arizona Biomedical Research Collaborative Building); Series 2006, COP (INS - AMBAC)(b)	4.50%	06/01/2031	20	20,020
Westpark Community Facility District; Series 2016, Ref. GO Bonds	5.00%	07/15/2032	2,000	2,017,092
				58,021,010
Arkansas–0.14%
Arkansas (State of) Development Finance Authority (U.S. Steel Corp.) (Green Bonds); Series 2023, RB(a)	5.70%	05/01/2053	2,500	2,550,746
Pulaski (County of), AR Public Facilities Board; Series 2014, RB	5.00%	12/01/2028	530	530,685
				3,081,431
California–6.29%
Adelanto Public Utility Authority (Utility System);
Series 2017 A, Ref. RB (INS - AGI)(b)	5.00%	07/01/2028	315	327,646
Series 2017 A, Ref. RB (INS - AGI)(b)	5.00%	07/01/2029	300	312,230
Series 2017 A, Ref. RB (INS - AGI)(b)	5.00%	07/01/2030	325	338,037
Series 2017 A, Ref. RB (INS - AGI)(b)	5.00%	07/01/2031	310	322,197
Series 2017 A, Ref. RB (INS - AGI)(b)	5.00%	07/01/2032	310	321,838
Atwater (City of), CA; Series 2017 A, Ref. RB (INS - AGI)(b)	5.00%	05/01/2033	100	103,069
California (State of);
Series 2020, GO Bonds	4.00%	03/01/2036	9,190	9,559,237
Series 2020, Ref. GO Bonds(d)(e)	4.00%	03/01/2030	195	207,767
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds); Series 2023, RB(d)	5.25%	04/01/2030	1,275	1,364,284
California (State of) Community Choice Financing Authority (Green Bonds); Series 2023 C, RB(d)	5.25%	10/01/2031	3,250	3,461,901
California (State of) County Tobacco Securitization Agency;
Series 2020 A, Ref. RB	5.00%	06/01/2032	385	408,194
Series 2020 A, Ref. RB	5.00%	06/01/2033	900	948,474
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2002, RB	6.00%	06/01/2042	2,220	2,236,889
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 A, Ref. RB	4.00%	06/01/2049	2,000	1,730,304
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.); Series 2020, Ref. RB	4.00%	06/01/2049	1,380	1,199,089
California (State of) Enterprise Development Authority (Academy for Academic Excellence); Series 2020 A, RB(c)	5.00%	07/01/2040	1,000	1,000,534
California (State of) Health Facilities Financing Authority; Series 2024 A, RB	3.85%	11/15/2027	1,850	1,851,560
California (State of) Health Facilities Financing Authority (Providence Health & Services); Series 2014 B, RB	5.00%	10/01/2044	10,100	10,105,019
California (State of) Health Facilities Financing Authority (Providence ST. Joseph Health); Series 2025, RB(d)	5.25%	10/01/2035	3,000	3,418,364
California (State of) Housing Finance Agency; Series 2019 A-2, RB	4.00%	03/20/2033	11,374	11,670,385
California (State of) Housing Finance Agency (Social Certificates); Series 2023-1, RB	4.38%	09/20/2036	4,883	5,051,846
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail); Series 2025 B, Ref. RB(a)(d)	12.00%	11/02/2026	2,885	2,452,250
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	875	875,389
California (State of) Municipal Finance Authority (Harbor Regional Center); Series 2015, Ref. RB	5.00%	11/01/2032	1,000	1,000,952
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(a)(c)	5.00%	07/01/2027	2,765	2,767,793
Series 2012, RB(a)(c)	5.00%	07/01/2037	1,825	1,825,842
Series 2012, RB(a)(c)	5.00%	11/21/2045	5,000	5,000,022
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(c)	5.00%	11/21/2045	4,750	4,810,276
California (State of) Public Finance Authority (Enso Village) (Green Bonds); Series 2021, RB(c)	5.00%	11/15/2036	1,660	1,667,979
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital); Series 2017, Ref. RB	5.00%	10/15/2033	1,000	1,009,720
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) School Finance Authority (KIPP LA); Series 2017 A, RB(c)	5.00%	07/01/2037	$350	$355,750
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2017 A, Ref. RB(c)	5.00%	11/01/2032	1,135	1,156,024
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2029	3,525	3,534,601
Series 2016 A, RB(c)	5.00%	12/01/2046	9,175	9,178,628
Series 2018 A, RB(c)	5.25%	12/01/2038	1,000	1,023,084
California (State of) Statewide Communities Development Authority (Southern California Edison Company); Series 2006 D, Ref. RB	4.50%	11/01/2033	2,730	2,864,585
Golden State Tobacco Securitization Corp.; Series 2005 A, RB(e)(f)	0.00%	06/01/2028	55	51,661
Indio (City of), CA Community Facilities District No. 2004-3 (Improvement Area No. 1); Series 2015, Ref. RB	5.00%	09/01/2035	910	911,006
Inglewood Unified School District; Series 2019 C, GO Bonds (INS - BAM)(b)	4.00%	08/01/2039	1,000	1,007,550
Lancaster (City of), CA Redevelopment Agency Successor Agency (Redevelopment Areas); Series 2017, Ref. RB (INS - AGI)(b)	4.00%	08/01/2039	3,400	3,406,430
Long Beach (City of), CA (Green Bonds); Series 2025, Ref. RB(a)	5.25%	05/15/2040	5,000	5,597,931
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2018 A, RB(a)	5.25%	05/15/2038	3,565	3,700,167
Northern California Tobacco Securitization Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,140	1,121,893
Oakland Unified School District (County of Alameda); Series 2015 A, GO Bonds	5.00%	08/01/2028	1,000	1,000,885
Palomar Health;
Series 2016, Ref. RB	5.00%	11/01/2029	4,605	4,494,892
Series 2016, Ref. RB	5.00%	11/01/2031	545	525,487
Series 2016, Ref. RB	5.00%	11/01/2036	1,250	1,170,712
Series 2016, Ref. RB	5.00%	11/01/2039	1,525	1,403,297
Redwood City (City of), CA (Redwood Shores Community Facilities District No. 99-1 - Shores Transportation Improvement); Series 2012, Ref. RB	5.00%	09/01/2026	495	495,642
Riverside (City of), CA (Riverwalk Assessment District); Series 2011, Ref. RB	5.25%	09/02/2026	400	402,280
Roseville Joint Union High School District; Series 2018, GO Bonds (INS - BAM)(b)(f)	0.00%	08/01/2043	1,360	603,983
San Diego (County of), CA Regional Airport Authority;
Series 2017 B, Ref. RB(a)	5.00%	07/01/2042	475	478,764
Series 2021 B, RB(a)	4.00%	07/01/2040	3,000	2,968,265
Series 2021 B, RB(a)	4.00%	07/01/2046	1,970	1,818,941
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport); Series 2019 A, Ref. RB(a)	5.00%	01/01/2033	1,000	1,056,709
San Luis Obispo (County of), CA Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS - AGI)(b)	5.50%	08/01/2026	865	866,897
South Tahoe Joint Powers Financing Authority (South Tahoe Redevelopment Project Area No. 1); Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	10/01/2028	2,080	2,082,654
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2036	950	994,090
Series 2019, Ref. RB	5.00%	06/01/2048	65	64,218
Series 2019, Ref. RB(f)	0.00%	06/01/2054	20,800	4,289,191
				135,975,304
Colorado–1.86%
Aurora Crossroads Metropolitan District No. 2; Series 2020 A, GO Bonds	5.00%	12/01/2040	1,428	1,439,396
Baseline Metropolitan District No. 1; Series 2024 A, Ref. GO Bonds (INS - AGI)(b)	4.00%	12/01/2046	2,500	2,410,721
BNC Metropolitan District No. 1; Series 2017 A, Ref. GO Bonds (INS - BAM)(b)	5.00%	12/01/2032	360	372,404
Broadway Park North Metropolitan District No. 2; Series 2020, GO Bonds(c)	5.00%	12/01/2040	1,325	1,327,260
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, RB(c)	5.00%	12/01/2029	2,622	2,625,134
Clear Creek Transit Metropolitan District No. 2; Series 2021 A, GO Bonds	4.00%	12/01/2031	423	378,057
Colorado (State of) Health Facilities Authority (Aberdeen Ridge); Series 2021 B, RB (Acquired 12/15/2021; Cost $1,005,000)(g)	2.63%	05/15/2029	1,005	990,144
Colorado (State of) Health Facilities Authority (Christian Living Neighborhoods); Series 2016, Ref. RB	5.00%	01/01/2031	2,475	2,476,409
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A, Ref. RB	4.00%	08/01/2039	630	618,438
Series 2019 A-1, Ref. RB	4.00%	08/01/2037	4,730	4,748,420
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Colorado (State of) Health Facilities Authority (Covenant Living Communinities and Services); Series 2025, Ref. RB	5.13%	12/01/2045	$3,000	$3,052,202
Colorado (State of) High Performance Transportation Enterprise; Series 2014, RB(a)	5.75%	01/01/2044	1,110	1,110,817
Colorado Housing and Finance Authority (Social Bonds); Series 2025, Ref. RB (CEP - GNMA)	6.50%	05/01/2055	4,750	5,390,353
Denver (City & County of), CO;
Series 2018 A-2, RB(f)	0.00%	08/01/2030	800	670,374
Series 2018 A-2, RB(f)	0.00%	08/01/2031	1,000	802,992
Series 2022 D, Ref. RB(a)	5.50%	11/15/2032	2,250	2,599,459
Evan’s Place Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2040	1,050	1,050,922
Interquest South Business Improvement District; Series 2017, GO Bonds	4.50%	12/01/2030	125	124,993
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 A-2, RB	4.13%	12/01/2040	575	542,175
Park Creek Metropolitan District;
Series 2015 A, Ref. RB(d)(e)	5.00%	12/01/2025	250	250,000
Series 2025, Ref. RB (INS - AGI)(b)	5.00%	12/01/2041	705	756,233
Pueblo Urban Renewal Authority (Evraz); Series 2021 B, RB(c)(f)	0.00%	12/01/2025	250	250,000
Raindance Metropolitan District No. 2; Series 2024, Ref. GO Bonds (INS - BAM)(b)	5.00%	12/01/2039	355	380,894
Redtail Ridge Metropolitan District; Series 2025, GO Bonds(f)	0.00%	12/01/2032	4,000	2,497,445
Transport Metropolitan District No. 3; Series 2021 A-1, GO Bonds	4.13%	12/01/2031	805	746,979
Vauxmont Metropolitan District;
Series 2019, Ref. GO Bonds (INS - AGI)(b)	5.00%	12/15/2031	135	137,816
Series 2019, Ref. GO Bonds (INS - AGI)(b)	5.00%	12/15/2032	160	163,321
Series 2020, Ref. GO Bonds (INS - AGI)(b)	5.00%	12/01/2031	230	248,173
Series 2020, Ref. GO Bonds (INS - AGI)(b)	5.00%	12/01/2032	250	268,996
Series 2020, Ref. GO Bonds (INS - AGI)(b)	5.00%	12/01/2033	255	273,485
Series 2020, Ref. GO Bonds (INS - AGI)(b)	5.00%	12/01/2034	285	304,883
Series 2020, Ref. GO Bonds (INS - AGI)(b)	5.00%	12/01/2035	100	106,487
Windler Public Improvement Authority; Series 2021 A-1, RB	4.00%	12/01/2031	1,065	1,013,351
				40,128,733
Connecticut–0.79%
Connecticut (State of); Series 2019 A, GO Bonds	5.00%	04/15/2034	4,150	4,449,068
Connecticut (State of) Health & Educational Facilities Authority;
Series 2020 G-1, Ref. RB(c)	5.00%	07/01/2030	285	293,826
Series 2020 G-1, Ref. RB(c)	5.00%	07/01/2031	540	556,572
Series 2020 G-1, Ref. RB(c)	5.00%	07/01/2033	600	615,841
Connecticut (State of) Housing Finance Authority (Convenant Home, Inc.); Series 2018 B, RB	5.00%	12/01/2040	2,000	2,024,593
Hamden (Town of), CT (Whitney Center); Series 2019, Ref. RB	5.00%	01/01/2040	6,190	6,101,092
University of Connecticut; Series 2016 A, RB	5.00%	03/15/2032	2,940	2,955,108
				16,996,100
Delaware–0.24%
Delaware State Economic Development Authority (NRG Energy);
Series 2020 A, Ref. RB(d)	4.00%	10/01/2035	3,000	3,044,001
Series 2020 B, Ref. RB(d)	4.00%	10/01/2035	2,100	2,130,800
				5,174,801
District of Columbia–1.58%
District of Columbia;
Series 2025, Ref. RB	5.25%	10/01/2036	2,800	3,171,688
Series 2025, Ref. RB	5.25%	10/01/2037	2,955	3,322,366
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2030	1,910	1,910,224
District of Columbia (The Catholic University of America); Series 2018, Ref. RB	5.00%	10/01/2043	2,275	2,286,045
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–(continued)
Metropolitan Washington Airports Authority;
Series 2010 A, RB(f)	0.00%	10/01/2037	$5,000	$2,934,297
Series 2010 A, RB (INS - AGI)(b)(f)	0.00%	10/01/2037	40	23,732
Series 2019 A, Ref. RB(a)	5.00%	10/01/2039	3,775	3,937,974
Series 2019 A, Ref. RB(a)	5.00%	10/01/2040	1,635	1,697,385
Series 2021 A, Ref. RB(a)	5.00%	10/01/2033	6,000	6,581,159
Series 2023 A, Ref. RB(a)	5.25%	10/01/2043	2,435	2,578,776
Series 2024 A, Ref. RB(a)	5.00%	10/01/2033	5,000	5,631,000
				34,074,646
Florida–10.20%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.);
Series 2014 A, RB	5.00%	12/01/2044	6,870	6,872,172
Series 2019, Ref. RB	5.00%	12/01/2037	2,570	2,683,937
Babcock Ranch Community Independent Special District; Series 2024, RB(c)	5.00%	05/01/2044	875	879,392
Broward (County of), FL; Series 2015 A, RB(a)	4.10%	10/01/2037	5,000	5,000,648
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2037	13,000	13,443,800
Canaveral Port Authority;
Series 2018 A, RB(a)	5.00%	06/01/2045	4,630	4,673,738
Series 2018 B, RB	5.00%	06/01/2048	4,000	4,047,009
Cape Coral (City of), FL; Series 2017, Ref. RB (INS - BAM)(b)	4.00%	10/01/2042	12,440	12,346,363
Capital Projects Finance Authority (Navigator Academy of Leadership Obligated Group); Series 2024, Ref. RB(c)	5.00%	06/15/2034	785	800,820
Capital Trust Agency, Inc. (Franklin Academy);
Series 2020, RB(c)	5.00%	12/15/2035	1,085	1,086,041
Series 2020, RB(c)	5.00%	12/15/2040	4,860	4,712,714
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(c)	5.00%	07/01/2032	2,645	2,471,478
Capital Trust Agency, Inc. (Viera Charter Schools, Inc.); Series 2017 A, RB(c)	5.00%	10/15/2037	510	511,601
Capital Trust Authority (Central Florida Preparatory School Project); Series 2024, RB(c)	6.25%	06/15/2040	2,695	2,763,642
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities);
Series 2019, RB(a)(c)	5.00%	10/01/2034	1,000	1,019,960
Series 2025, RB(a)	5.13%	10/01/2035	350	361,876
Florida (State of) Higher Educational Facilities Financial Authority (Florida Institute of Technology); Series 2019, RB	5.00%	10/01/2032	2,590	2,717,692
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College); Series 2020, Ref. RB	4.00%	12/01/2037	1,300	1,317,361
Florida (State of) Municipal Power Agency (All-Requirements Power Supply); Series 2025, Ref. RB	5.00%	10/01/2035	1,000	1,136,477
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2034	5,000	5,157,862
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB (INS - AGI)(a)(b)	5.00%	07/01/2044	10,000	9,943,697
Series 2024, Ref. RB (INS - AGI)(a)(b)	5.25%	07/01/2047	8,730	8,690,982
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2020 C, Ref. RB(c)	4.00%	09/15/2030	470	457,230
Florida Housing Finance Corp.; Series 2024 3, RB (CEP - GNMA)	6.25%	01/01/2055	2,050	2,234,297
Greater Orlando Aviation Authority;
Series 2015 A, RB(a)	5.00%	10/01/2034	2,755	2,758,505
Series 2019 A, RB(a)	5.00%	10/01/2031	4,000	4,253,456
Series 2019 A, RB(a)	5.00%	10/01/2032	3,025	3,209,749
Series 2019 A, RB(a)	5.00%	10/01/2034	5,000	5,279,429
Series 2024, RB(a)	5.25%	10/01/2042	5,000	5,413,168
Series 2025, RB(a)	5.25%	11/01/2035	1,000	1,071,453
Greater Orlando Aviation Authority (Jetblue Airways Corp.); Series 2013, Ref. RB(a)	5.00%	11/15/2036	1,250	1,250,145
Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $1,979,776)(g)(h)	5.25%	04/01/2028	1,984	24,806
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2015 A, RB	5.00%	10/01/2044	1,485	1,485,383
Hyde Park Community Development District No. 1; Series 2024 B, RB	5.25%	05/01/2034	1,650	1,698,572
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts); Series 2018 A, RB(c)	5.00%	07/15/2028	270	271,892
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Lee (County of), FL;
Series 2021 B, RB(a)	5.00%	10/01/2035	$5,000	$5,384,424
Series 2024, RB(a)	5.25%	10/01/2039	5,000	5,540,150
Series 2024, RB (INS - AGI)(a)(b)	5.25%	10/01/2043	1,375	1,469,614
Series 2024, RB(a)	5.25%	10/01/2044	4,065	4,298,101
Lee (County of), FL Industrial Development Authority (Preserve (The)); Series 2017 A, RB(c)	5.38%	12/01/2032	1,000	806,142
Manatee (County of), FL School District;
Series 2017, RB (INS - AGI)(b)	5.00%	10/01/2029	900	921,688
Series 2017, RB (INS - AGI)(b)	5.00%	10/01/2031	3,000	3,071,256
Series 2017, RB (INS - AGI)(b)	5.00%	10/01/2032	1,250	1,278,101
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2044	1,000	1,000,336
Miami-Dade (County of), FL;
Series 2017 B, Ref. RB	4.00%	10/01/2036	15,000	15,195,360
Series 2017 B, Ref. RB(a)	5.00%	10/01/2040	9,740	9,858,944
Series 2021, RB (INS - AGI)(b)	4.00%	10/01/2042	5,120	5,132,524
Series 2022, RB	5.00%	07/01/2044	5,000	5,271,668
Series 2023 A, Ref. RB(a)	5.00%	10/01/2033	3,865	4,238,002
Subseries 2021 A-1, Ref. RB (INS - AGI)(a)(b)	4.00%	10/01/2040	2,000	2,022,026
Subseries 2021 A-1, Ref. RB (INS - AGI)(a)(b)	4.00%	10/01/2041	2,750	2,757,800
Miami-Dade (County of), FL Expressway Authority;
Series 2010 A, RB	5.00%	07/01/2040	925	928,958
Series 2013 A, RB	5.00%	07/01/2033	600	600,482
Okaloosa (County of), FL (Air Force Enlisted Village); Series 2025, RB(c)	4.38%	05/15/2035	500	504,076
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2025, Ref. RB	5.00%	10/01/2043	5,000	5,373,044
Osceola (County of), FL;
Series 2020 A-1, Ref. RB	5.00%	10/01/2033	355	372,403
Series 2020 A-1, Ref. RB	5.00%	10/01/2034	300	314,019
Series 2020 A-1, Ref. RB	5.00%	10/01/2035	500	521,568
Palm Beach (County of), FL Health Facilities Authority (ACTS Retirement-Life Communities, Inc.);
Series 2016, Ref. RB	5.00%	11/15/2032	3,750	3,796,770
Series 2018, RB	5.00%	11/15/2045	6,000	6,004,435
Series 2020 B, RB	4.00%	11/15/2041	250	235,031
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center);
Series 2025, RB	5.00%	11/01/2035	1,295	1,430,473
Series 2025, RB	5.00%	11/01/2036	1,000	1,093,899
Series 2025, RB	5.25%	11/01/2037	1,150	1,269,108
Palm Beach (County of), FL Health Facilities Authority (Lifespace Communities, Inc.);
Series 2018 B, RB	5.00%	05/15/2031	410	415,388
Series 2018 B, RB	5.00%	05/15/2033	2,085	2,107,912
Peace River Manasota Regional Water Supply Authority; Series 2025 A, RB	5.00%	10/01/2040	1,000	1,113,554
Port Orange (City of), FL; Series 2025, Ref. RB	5.00%	10/01/2038	360	405,864
Tampa (City of), FL;
Series 2020 A, RB(f)	0.00%	09/01/2041	3,030	1,508,796
Series 2020 A, RB(f)	0.00%	09/01/2049	3,795	1,159,388
Wildwood (City of), FL Village Community Development Disctrict No. 15; Series 2023, RB(c)	4.85%	05/01/2038	980	1,013,340
				220,461,991
Georgia–1.19%
Atlanta (City of), GA; Series 2019, RB(a)	4.00%	07/01/2038	1,540	1,541,772
Burke (County of), GA Development Authority (The) (Georgia Power Co. Plant Vogtle); Series 1995, RB	2.20%	10/01/2032	2,000	1,759,182
Floyd (County of), GA Development Authority (The Spires at Berry College);
Series 2018 A, RB	5.50%	12/01/2028	595	595,855
Series 2018 A, RB	5.75%	12/01/2033	1,500	1,502,638
Fulton (County of), GA Development Authority (Robert W. Woodruff Arts Center); Series 2019, Ref. RB	4.00%	03/15/2044	1,915	1,788,085
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.); Series 2017, RAC	5.00%	04/01/2033	1,870	1,916,361
George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB	2.38%	01/01/2031	525	489,867
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4);
Series 2021 A, Ref. RB	4.00%	01/01/2041	$480	$468,483
Series 2021 A, Ref. RB (INS - AGI)(b)	4.00%	01/01/2041	485	485,234
Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.); Series 2017 A, RB(c)	5.75%	06/15/2037	1,540	1,562,598
Main Street Natural Gas, Inc.;
Series 2022 B, RB(d)	5.00%	06/01/2029	5,000	5,248,284
Series 2023 B, RB(d)	5.00%	03/01/2030	5,000	5,304,969
Savannah (City of), GA Hospital Authority (St. Josephs Candler Health System); Series 2019 A, Ref. RB	4.00%	07/01/2043	3,000	2,850,824
Savannah Georgia Convention Center Authority; Series 2025, RB (INS - AGI)(b)	5.00%	06/01/2037	225	252,986
				25,767,138
Guam–0.23%
Guam (Territory of); Series 2021 A, Ref. RB	5.00%	11/01/2040	4,000	4,179,727
Guam (Territory of) Waterworks Authority;
Series 2025 A, RB	5.00%	07/01/2035	310	350,578
Series 2025 A, RB	5.00%	07/01/2036	350	389,250
				4,919,555
Hawaii–0.30%
Hawaii (State of); Series 2020 A, Ref. RB(a)	4.00%	07/01/2035	665	676,683
Honolulu (City & County of), HI; Series 2023, RB(d)	5.00%	06/01/2026	5,750	5,798,827
				6,475,510
Idaho–0.16%
Idaho (State of) Housing & Finance Association;
Series 2022 A, RB(c)	4.00%	05/01/2032	1,000	950,599
Series 2025 C, RB (CEP - GNMA)	6.25%	01/01/2056	2,140	2,425,454
				3,376,053
Illinois–6.71%
Bolingbrook (Village of), IL Special Service Area No. 2005-1; Series 2019, Ref. RB	5.00%	03/01/2033	1,645	1,672,032
Chicago (City of), IL;
Series 2017 A, Ref. GO Bonds	5.75%	01/01/2034	2,750	2,796,426
Series 2017 B, Ref. RB	5.00%	01/01/2033	3,000	3,067,327
Series 2019 A, GO Bonds	5.50%	01/01/2035	3,000	3,109,776
Series 2021 A, Ref. GO Bonds	5.00%	01/01/2033	8,985	9,390,637
Series 2021 A, Ref. GO Bonds	4.00%	01/01/2035	2,500	2,405,059
Series 2024 A, GO Bonds	5.00%	01/01/2044	2,650	2,556,711
Chicago (City of), IL (83rd/Stewart Redevelopment); Series 2013, COP(c)	7.00%	01/15/2029	587	587,103
Chicago (City of), IL (Chicago Works); Series 2023 A, GO Bonds	5.50%	01/01/2041	2,020	2,062,666
Chicago (City of), IL (O’Hare International Airport);
Series 2017 D, RB	5.25%	01/01/2042	2,000	2,027,163
Series 2018, RB(a)	5.00%	07/01/2048	3,750	3,739,555
Series 2020 A, Ref. RB (INS - AGI)(b)	4.00%	01/01/2037	2,250	2,290,652
Series 2020 C, Ref. RB (INS - AGI)(b)	4.00%	01/01/2039	1,590	1,608,854
Series 2024 A, RB(a)	5.25%	01/01/2041	2,150	2,328,373
Series 2024 C, Ref. RB(a)	5.25%	01/01/2043	3,250	3,476,377
Chicago (City of), IL Board of Education;
Series 2012 A, GO Bonds	5.00%	12/01/2042	6,730	6,308,655
Series 2015 C, GO Bonds	5.25%	12/01/2039	8,410	8,244,411
Series 2017, RB	5.75%	04/01/2035	1,000	1,022,839
Series 2018 A, Ref. GO Bonds (INS - AGI)(b)	5.00%	12/01/2030	1,000	1,048,159
Series 2018 A, Ref. GO Bonds (INS - AGI)(b)	5.00%	12/01/2031	1,250	1,305,356
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2033	2,875	2,881,287
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2025	1,000	1,000,000
Series 2021 A, GO Bonds	5.00%	12/01/2035	20	20,003
Series 2021 A, GO Bonds	5.00%	12/01/2038	1,240	1,219,441
Series 2025 B, Ref. GO Bonds	5.00%	12/01/2040	2,500	2,413,495
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL Midway International Airport; Series 2016 A, Ref. RB(a)(d)(e)	5.00%	01/01/2026	$2,000	$2,003,361
Cook (County of), IL; Series 2018, Ref. RB	5.25%	11/15/2036	1,520	1,579,894
Illinois (State of);
First Series 2001, GO Bonds (INS - NATL)(b)	6.00%	11/01/2026	135	137,797
Series 2016, GO Bonds	5.00%	11/01/2030	1,040	1,058,570
Series 2016, GO Bonds	4.00%	06/01/2032	3,155	3,164,507
Series 2016, GO Bonds	4.00%	06/01/2033	2,250	2,255,395
Series 2016, GO Bonds	4.00%	06/01/2035	340	340,530
Series 2016, GO Bonds	5.00%	11/01/2041	5,400	5,435,053
Series 2017 C, GO Bonds	5.00%	11/01/2029	2,000	2,072,123
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2028	8,375	8,853,344
Series 2018 B, Ref. GO Bonds	5.00%	10/01/2027	1,405	1,457,112
Series 2020 B, GO Bonds	4.00%	10/01/2035	3,000	3,029,548
Series 2020, GO Bonds	5.50%	05/01/2030	3,000	3,216,341
Series 2020, GO Bonds	5.50%	05/01/2039	2,455	2,623,676
Series 2021 A, GO Bonds	5.00%	03/01/2046	300	306,256
Series 2023 B, GO Bonds	5.25%	05/01/2039	4,000	4,323,891
Series 2024 B, GO Bonds	5.25%	05/01/2044	5,000	5,293,212
Series 2024, Ref. GO Bonds	5.00%	02/01/2037	2,250	2,489,626
Illinois (State of) (Rebuild Illinois Program); Series 2019 B, GO Bonds	4.00%	11/01/2035	4,450	4,484,479
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(a)	8.00%	06/01/2032	710	710,947
Illinois (State of) Finance Authority (DePaul College Prep Foundation); Series 2023, Ref. RB(c)	4.50%	08/01/2033	1,275	1,319,283
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	1,028	756,561
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002, RB (INS - NATL)(b)(f)	0.00%	12/15/2033	10,000	7,522,427
Series 2002, RB (INS - NATL)(b)(f)	0.00%	12/15/2034	5,000	3,610,422
Kane County School District No. 131 Aurora East Side; Series 2020 A, GO Bonds (INS - AGI)(b)	4.00%	12/01/2036	745	757,411
Marion (City of), IL (Star Bond District Project Area No. 1); Series 2025, RB	6.38%	06/01/2045	1,000	1,001,361
Matteson (Village of), IL; Series 2015, RB	6.50%	12/01/2035	1,710	1,746,995
Southwestern Illinois Development Authority (US Steel Corp.); Series 2012, RB(a)	5.75%	08/01/2042	4,050	4,051,804
Stephenson County School District No. 145 Freeport;
Series 2018 A, GO Bonds(d)(e)	5.00%	02/01/2028	40	42,056
Series 2018 A, Ref. GO Bonds(d)(e)	5.00%	02/01/2028	195	205,022
Series 2018 A, Ref. GO Bonds (INS - AGI)(b)	5.00%	02/01/2031	660	694,882
				145,126,243
Indiana–1.30%
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	4.00%	07/01/2030	191	188,202
Indiana (State of) Finance Authority (Southern Indiana Gas and Electric Co.);
Series 2013, Ref. RB(a)(d)	4.00%	08/01/2028	10,000	10,006,854
Series 2013, Ref. RB(a)(d)	4.00%	08/01/2028	5,315	5,361,352
Indiana (State of) Finance Authority (U.S. Steel Corp.);
Series 2012, RB(a)	5.75%	08/01/2042	5	5,002
Series 2021 A, Ref. RB	4.13%	12/01/2026	1,000	1,000,032
Indiana University; Series 2015 A, Ref. RB	4.00%	06/01/2042	3,000	2,986,995
Jeffersonville (City of), IN (Vivera Senior Living);
Series 2020 A, RB(c)	4.75%	11/01/2030	415	400,701
Series 2020 A, RB(c)	5.25%	11/01/2040	4,560	4,131,063
Kokomo (City of), IN (Silver Birch at KOKOMO);
Series 2017, RB	5.75%	01/01/2034	725	696,167
Series 2017, RB	5.88%	01/01/2037	2,900	2,820,241
Terre Haute (City of), IN (Silver Birch of Terre Haute); Series 2017, RB	5.10%	01/01/2032	450	441,451
				28,038,060
Iowa–1.04%
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	6,545	6,545,125
Iowa (State of) Finance Authority (Green Bonds); Series 2024, RB (CEP - GNMA)	4.50%	07/01/2044	5,000	5,026,986
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–(continued)
Iowa (State of) Finance Authority (Lifespace Communities, Inc.);
Series 2016 A, RB	5.00%	05/15/2036	$1,050	$1,052,540
Series 2021, Ref. RB	4.00%	05/15/2029	1,490	1,487,644
Iowa (State of) Finance Authority (PHS Council Bluffs, Inc.); Series 2018, RB	4.45%	08/01/2028	125	123,627
Iowa (State of) Tobacco Settlement Authority; Series 2021 A-2, Ref. RB	5.00%	06/01/2029	2,325	2,482,397
PEFA, Inc.; Series 2019, RB(d)	5.00%	09/01/2026	5,635	5,693,984
				22,412,303
Kansas–0.62%
Lenexa (City of), KS (Lakeview Village, Inc.);
Series 2018 A, Ref. RB	5.00%	05/15/2029	1,210	1,225,883
Series 2018 A, Ref. RB	5.00%	05/15/2031	1,335	1,352,812
Series 2018 A, Ref. RB	5.00%	05/15/2039	1,500	1,507,161
Merriam (City of), KS; Series 2025 A, GO Bonds	4.50%	08/01/2040	5,000	5,174,511
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2018 I, Ref. RB	5.00%	05/15/2028	590	591,274
Series 2018 I, Ref. RB	5.00%	05/15/2033	1,140	1,144,090
Series 2019, Ref. RB	5.00%	05/15/2027	1,165	1,166,531
Series 2019, Ref. RB	5.00%	05/15/2028	1,220	1,222,635
				13,384,897
Kentucky–2.12%
Ashland (City of), KY (King’s Daughters Medical Center);
Series 2019, Ref. RB	5.00%	02/01/2030	370	395,429
Series 2019, Ref. RB	5.00%	02/01/2032	450	480,676
Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Home Independent Living II, Inc.); Series 2016 A, Ref. RB	5.00%	05/15/2036	2,000	1,912,293
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2028	1,500	1,502,017
Series 2015 A, RB	5.00%	07/01/2030	2,000	2,002,742
Series 2015 A, RB	5.00%	07/01/2032	1,000	1,001,274
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.);
Series 2017 A, Ref. RB	5.00%	06/01/2032	1,435	1,457,417
Series 2017 B, Ref. RB	5.00%	06/01/2040	2,000	2,004,668
Kentucky (Commonwealth of) Economic Development Finance Authority (Rosedale Green); Series 2015, Ref. RB	5.50%	11/15/2035	3,100	3,059,725
Kentucky (Commonwealth of) Municipal Power Agency; Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	09/01/2028	1,260	1,261,915
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2016 A, Ref. RB (INS - NATL)(b)	5.00%	09/01/2032	5,480	5,536,720
Kentucky (Commonwealth of) Property & Building Commission (No. 119);
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2031	100	105,302
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2032	100	105,171
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2033	100	104,998
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2034	100	104,841
Kentucky (Commonwealth of) Public Energy Authority;
Series 2019 C, RB(d)	4.00%	02/01/2028	5,000	5,082,999
Series 2023 A-1, Ref. RB(d)	5.25%	02/01/2032	9,000	9,768,164
Series 2025 B, RB	5.00%	12/01/2033	4,500	4,710,512
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2020 A, RB	4.00%	10/01/2040	1,500	1,465,410
University of Kentucky; Series 2015 A, RB (CEP - Colorado Higher Education Intercept Program)	4.00%	04/01/2037	3,665	3,666,073
				45,728,346
Louisiana–0.40%
Louisiana (State of) Public Facilities Authority (Archdiocese of New Orleans);
Series 2017, Ref. RB(h)	5.00%	07/01/2028	250	100,625
Series 2017, Ref. RB(h)	5.00%	07/01/2029	400	161,000
Series 2017, Ref. RB(h)	5.00%	07/01/2030	500	201,250
New Orleans (City of), LA; Series 2014, Ref. RB	5.00%	12/01/2026	1,250	1,251,957
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System);
Series 2018 A, RB (INS - AGI)(b)	5.00%	10/01/2036	$220	$229,006
Series 2018 A, RB (INS - AGI)(b)	5.00%	10/01/2037	145	150,437
Series 2018 A, RB (INS - AGI)(b)	5.00%	10/01/2038	100	103,407
Series 2018 B, Ref. RB (INS - AGI)(b)	5.00%	10/01/2030	350	370,789
Series 2018 B, Ref. RB (INS - AGI)(b)	5.00%	10/01/2032	200	210,669
Series 2018 B, Ref. RB (INS - AGI)(b)	5.00%	10/01/2033	135	141,835
Series 2018 B, Ref. RB (INS - AGI)(b)	5.00%	10/01/2034	100	104,893
St. James (Parish of), LA (Nustar Logistics, L.P.);
Series 2008, RB(c)(d)	6.10%	06/01/2030	2,700	2,965,070
Series 2011, RB(d)	3.70%	06/01/2030	2,600	2,628,556
				8,619,494
Maine–0.09%
Maine (State of) Finance Authority (Casella Waste Systems, Inc.);
Series 2015, RB(a)(c)	5.00%	08/01/2035	850	879,714
Series 2024, Ref. RB(a)(c)(d)	4.63%	06/01/2035	1,000	1,008,834
				1,888,548
Maryland–0.38%
Baltimore (City of), MD (East Baltimore Research Park); Series 2017, Ref. RB	5.00%	09/01/2038	1,275	1,287,258
Gaithersburg (City of), MD (Asbury Maryland Obligated Group); Series 2018 A, Ref. RB	5.00%	01/01/2036	2,000	2,031,198
Howard (County of), MD (Downtown Columbia); Series 2017 A, RB(c)	4.13%	02/15/2034	1,000	991,676
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University);
Series 2021, Ref. RB	4.00%	06/01/2034	350	351,193
Series 2021, Ref. RB	4.00%	06/01/2036	450	446,801
Maryland Economic Development Corp. (Port Covington);
Series 2020, RB	3.25%	09/01/2030	785	762,794
Series 2020, RB	4.00%	09/01/2040	2,500	2,370,266
				8,241,186
Massachusetts–2.57%
Massachusetts (Commonwealth of);
Series 2015, GO Bonds	4.00%	05/01/2045	5,320	5,101,850
Series 2016 G, GO Bonds	4.00%	09/01/2037	3,000	3,010,071
Series 2025 F, GO Bonds	5.00%	08/01/2047	10,000	10,658,667
Massachusetts (Commonwealth of) Development Finance Agency (Ascentria Care Alliance); Series 2021, Ref. RB(c)	5.00%	07/01/2041	2,050	1,888,835
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2017 A, Ref. RB	5.00%	01/01/2026	1,600	1,601,805
Massachusetts (Commonwealth of) Development Finance Agency (Newbridge Charles, Inc.);
Series 2017, Ref. RB(c)	5.00%	10/01/2037	3,500	3,537,347
Series 2017, Ref. RB(c)	5.00%	10/01/2047	5,755	5,717,592
Massachusetts (Commonwealth of) Development Finance Agency (Seven Hills Foundation);
Series 2021, Ref. RB	4.00%	09/01/2041	1,300	1,223,253
Series 2021, Ref. RB	4.00%	09/01/2048	1,380	1,179,542
Series 2025, Ref. RB	5.50%	09/01/2040	250	272,958
Series 2025, Ref. RB	6.00%	09/01/2045	1,400	1,519,255
Massachusetts (Commonwealth of) Development Finance Agency (Suffolk University); Series 2017, Ref. RB	5.00%	07/01/2034	1,000	1,010,637
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Boston College); Series 2000, RB	5.50%	06/01/2035	5,400	6,398,699
Massachusetts (Commonwealth of) School Building Authority;
Series 2018 B, RB	4.00%	02/15/2039	10,735	10,737,275
Series 2018 B, RB	4.00%	02/15/2041	1,685	1,684,957
				55,542,743
Michigan–0.80%
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo);
Series 2019, Ref. RB	5.00%	05/15/2032	650	663,632
Series 2019, Ref. RB	5.00%	05/15/2042	2,710	2,707,076
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Michigan (State of) Building Authority (Facilities Program); Series 2023 I-M, VRD RB(i)	2.89%	04/15/2058	$7,500	$7,500,000
Michigan (State of) Finance Authority; Series 2020 B-1, Ref. RB	5.00%	06/01/2049	545	543,563
Michigan (State of) Finance Authority (Henry Ford Health System) (Green Bonds); Series 2024, RB	5.25%	02/28/2042	1,000	1,069,788
Michigan (State of) Housing Development Authority (Social Bonds);
Series 2024 A, RB	6.00%	06/01/2054	1,360	1,468,120
Series 2024 D, RB	6.25%	06/01/2055	2,700	2,958,527
Michigan Strategic Fund; Series 2016, RB	5.00%	07/01/2031	1,530	341,190
				17,251,896
Minnesota–0.40%
Dakota (County of), MN Community Development Agency (Sanctuary at West St. Paul); Series 2015, RB	5.75%	08/01/2030	235	203,153
Duluth (City of), MN Housing & Redevelopment Authority (Duluth Public Schools Academy);
Series 2018 A, Ref. RB	4.25%	11/01/2028	200	193,960
Series 2018 A, Ref. RB	5.00%	11/01/2033	205	199,464
Maple Grove (City of), MN (Maple Grove Hospital Corp.);
Series 2017, Ref. RB	5.00%	05/01/2031	500	507,738
Series 2017, Ref. RB	5.00%	05/01/2032	1,600	1,623,714
Minnesota (State of) Housing Finance Agency (Social Bonds); Series 2024 A, RB (CEP - GNMA)	6.25%	01/01/2054	2,795	3,027,008
St. Cloud (City of), MN (CentraCare Health System); Series 2016 A, Ref. RB	5.00%	05/01/2046	2,000	2,002,479
St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, RB (Acquired 12/26/2018; Cost $1,204,623)(c)(d)(g)(h)	6.00%	07/01/2027	1,205	120,462
Woodbury (City of), MN Housing & Redevelopment Authority (St. Therese of Woodbury); Series 2014, RB	5.00%	12/01/2029	820	820,486
				8,698,464
Mississippi–0.13%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	4,390	2,840,105
Missouri–1.06%
Cape Girardeau (County of), MO Industrial Development Authority (South Eastern Health);
Series 2017 A, Ref. RB	5.00%	03/01/2036	3,000	3,054,577
Series 2017, Ref. RB	5.00%	03/01/2029	100	102,422
Kansas City (City of), MO; Series 2017 C, Ref. RB	5.00%	09/01/2032	1,850	1,914,965
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	2,000	2,008,026
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(c)	4.25%	04/01/2026	10	9,988
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2032	2,685	2,701,754
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2016 B, Ref. RB	5.00%	02/01/2032	1,000	1,001,871
Series 2016, Ref. RB	5.00%	02/01/2033	1,305	1,307,245
Series 2019 A, RB	5.00%	02/01/2029	1,100	1,123,570
St. Louis (City of), MO; Series 2017 C, RB (INS - AGI)(b)	5.00%	07/01/2047	7,500	7,574,155
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2012, RB	5.00%	09/01/2032	1,215	1,215,783
St. Louis Municipal Finance Corp.; Series 2015, Ref. RB (INS - AGI)(b)	5.00%	07/15/2030	1,000	1,001,494
				23,015,850
Nebraska–0.89%
Central Plains Energy Project (No. 5); Series 2022-1, RB(d)	5.00%	10/01/2029	5,000	5,261,969
Omaha (City of), NE Public Power District;
Series 2022 A, RB	5.00%	02/01/2047	7,000	7,286,803
Series 2023 A, RB	5.25%	02/01/2053	6,315	6,676,904
				19,225,676
Nevada–0.82%
Carson (City Of), NV (Carson Tahoe Regional Healthcare); Series 2017, Ref. RB	5.00%	09/01/2042	4,585	4,618,586
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada–(continued)
Clark (County of), NV (Special Improvement District No. 159);
Series 2015, RB	5.00%	08/01/2026	$115	$115,077
Series 2015, RB	5.00%	08/01/2029	1,075	1,075,751
Series 2015, RB	5.00%	08/01/2031	1,185	1,185,815
Series 2015, RB	5.00%	08/01/2032	290	290,192
Clark County School District; Series 2025 A, GO Bonds (INS - AGI)(b)	3.00%	06/15/2045	10,000	8,337,098
Las Vegas (City of), NV Special Improvement District No. 815;
Series 2020, RB	3.25%	12/01/2025	225	225,000
Series 2020, RB	4.00%	12/01/2030	230	230,611
Reno-Tahoe Airport Authority (Tahoe International Airport); Series 2024, RB(a)	5.25%	07/01/2041	1,500	1,629,772
				17,707,902
New Hampshire–1.18%
New Hampshire (State of) Business Finance Authority;
Series 2020-1A, RB	4.13%	01/20/2034	6,521	6,639,280
Series 2025, RB	4.22%	11/20/2042	4,988	4,848,466
New Hampshire (State of) Business Finance Authority (Covanta Green Bonds); Series 2020 B, Ref. RB(a)(c)(d)	3.75%	07/02/2040	1,025	843,885
New Hampshire (State of) Business Finance Authority (Covanta); Series 2020 A, Ref. RB(c)(d)	3.63%	07/02/2040	370	303,721
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	1,914	1,896,012
New Hampshire (State of) Health and Education Facilities Authority; Series 2025, Ref. RB	5.00%	08/01/2045	2,500	2,626,585
New Hampshire (State of) Housing Finance Authority (Social Bonds);
Series 2024 A, RB (CEP - GNMA)	6.25%	01/01/2055	4,900	5,329,182
Series 2025 A, RB (CEP - GNMA)	4.50%	07/01/2045	3,000	2,994,569
				25,481,700
New Jersey–4.40%
Atlantic City (City of), NJ; Series 2017 A, Ref. GO Bonds (INS - BAM)(b)	5.00%	03/01/2032	150	154,018
Garden State Preservation Trust; Series 2005 A, RB (INS - AGI)(b)	5.75%	11/01/2028	3,680	3,881,896
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 2012, RB(a)	5.75%	09/15/2027	9,670	9,686,183
New Jersey (State of) Economic Development Authority (Leap Academy University Charter School, Inc.); Series 2014 A, RB(c)	6.20%	10/01/2044	200	200,083
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(a)	5.00%	10/01/2047	2,500	2,501,174
New Jersey (State of) Economic Development Authority (Provident Group - Rowan Properties LLC - Rowan University Student Housing); Series 2015 A, RB	5.00%	01/01/2030	250	250,015
New Jersey (State of) Economic Development Authority (Social Bonds);
Series 2021 QQQ, RB	4.00%	06/15/2038	1,000	1,014,947
Series 2021 QQQ, RB	4.00%	06/15/2039	1,000	1,008,678
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(a)	5.50%	01/01/2026	690	691,401
Series 2013, RB(a)	5.50%	01/01/2027	2,130	2,134,408
Series 2013, RB(a)	5.00%	01/01/2028	1,000	1,001,704
Series 2013, RB(a)	5.38%	01/01/2043	5,740	5,745,240
New Jersey (State of) Economic Development Authority (Transit Transportation); Series 2020, RB	5.00%	11/01/2044	3,000	3,087,388
New Jersey (State of) Health Care Facilities Financing Authority (University Hospital); Series 2015 A, RB (INS - AGI)(b)	5.00%	07/01/2046	3,000	3,001,086
New Jersey (State of) Housing & Mortgage Finance Agency (Social Bonds); Series 2024 K, RB	6.00%	10/01/2055	2,150	2,312,488
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS - AMBAC)(b)(f)	0.00%	12/15/2026	2,545	2,469,742
Series 2008 A, RB(f)	0.00%	12/15/2028	255	232,774
Series 2018 A, Ref. RB	5.00%	12/15/2028	5,000	5,343,021
Series 2018 A, Ref. RB	5.00%	12/15/2032	2,000	2,123,244
Series 2020 AA, RB	4.00%	06/15/2037	2,000	2,036,617
Series 2021 A, Ref. RB	4.00%	06/15/2035	245	253,835
Series 2021 A, Ref. RB	4.00%	06/15/2036	2,000	2,056,014
Series 2022 A, RB	4.00%	06/15/2040	3,215	3,183,875
Series 2023 AA, Ref. RB	5.00%	06/15/2039	1,955	2,146,621
Series 2025 AA, RB	5.00%	06/15/2041	3,000	3,304,313
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
Newark (City of), NJ; Series 2016, GO Bonds	4.50%	03/15/2036	$3,000	$3,006,593
South Jersey Port Corp.; Series 2017 B, RB(a)	5.00%	01/01/2037	1,145	1,173,950
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2031	2,500	2,617,346
Series 2018 A, Ref. RB	5.00%	06/01/2032	4,965	5,179,304
Series 2018 A, Ref. RB	5.00%	06/01/2033	5,000	5,199,934
Series 2018 A, Ref. RB	5.00%	06/01/2046	5,000	4,976,841
Series 2018 A, Ref. RB	5.25%	06/01/2046	2,730	2,738,864
Series 2018 B, Ref. RB	5.00%	06/01/2046	10,780	10,482,048
				95,195,645
New Mexico–0.12%
Santa Fe (City of), NM (El Castillo Retirement);
Series 2019 A, RB	5.00%	05/15/2034	665	681,448
Series 2019 A, RB	5.00%	05/15/2039	1,960	1,972,884
				2,654,332
New York–11.40%
Brookhaven Local Development Corp. (Jefferson’s Ferry); Series 2016, Ref. RB	5.25%	11/01/2036	1,500	1,518,822
Buffalo & Erie County Industrial Land Development Corp. (Medaille College); Series 2018, Ref. RB (Acquired 08/16/2018; Cost $287,084)(c)(g)(h)	5.00%	10/01/2038	284	3,834
Build NYC Resource Corp. (Brooklyn Navy Yard);
Series 2019, Ref. RB (LOC - Santander Bank N.A.)(a)(c)(j)	5.25%	12/31/2033	4,950	4,995,039
Series 2019, Ref. RB (LOC - Santander Bank N.A.)(a)(c)(j)	5.50%	12/31/2040	2,500	2,466,775
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School) (Social Bonds); Series 2022, RB(c)	5.00%	06/01/2032	375	386,835
Build NYC Resource Corp. (Shefa School); Series 2021 A, RB(c)	2.50%	06/15/2031	375	347,385
Clinton County Capital Resource Corp. (CVES BOCES);
Series 2025, RB(c)	5.00%	07/01/2035	1,325	1,500,330
Series 2025, RB(c)	5.00%	07/01/2037	1,285	1,434,121
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	1,000	829,339
Metropolitan Transportation Authority; Series 2024 A, Ref. RB	5.00%	11/15/2045	5,000	5,226,429
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	4.00%	01/01/2030	990	977,174
MTA Hudson Rail Yards Trust Obligations; Series 2016 A, RB	5.00%	11/15/2051	160	159,992
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, RB	5.25%	06/01/2026	402	337,048
New York & New Jersey (States of) Port Authority;
Two Hundred Second Series 2017, Ref. RB(a)	5.00%	10/15/2035	3,000	3,063,518
Two Hundred Thirty Third Series 2021, Ref. RB(a)	4.00%	07/15/2036	1,625	1,645,008
Two Hundred Twenty First Series 2020, RB(a)	4.00%	07/15/2040	1,710	1,702,291
New York (City of), NY;
Series 2020 C, GO Bonds	4.00%	08/01/2039	5,000	5,022,223
Series 2020 C, GO Bonds	4.00%	08/01/2040	5,000	5,000,453
Series 2024 C-1, GO Bonds	5.25%	09/01/2046	2,460	2,619,713
New York (City of), NY Transitional Finance Authority;
Series 2021 F-1, Ref. RB	4.00%	11/01/2036	2,825	2,889,989
Series 2025 A, RB	5.00%	05/01/2043	5,000	5,395,442
New York (State of) Dormitory Authority;
Series 2020 A, Ref. RB	4.00%	03/15/2046	5,000	4,665,652
Series 2022 A, Ref. RB	4.00%	03/15/2040	10,620	10,676,983
Series 2025 C, Ref. RB	5.00%	03/15/2044	6,000	6,458,182
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2029	1,910	1,975,856
Series 2018 A, Ref. RB	5.00%	08/01/2031	3,195	3,289,345
Series 2024, RB	5.25%	11/01/2042	2,000	2,126,692
New York (State of) Dormitory Authority (New York University); Series 2021 A, Ref. RB	3.00%	07/01/2041	5,000	4,428,100
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group);
Series 2024, RB (INS - AGI)(b)	5.00%	10/01/2039	2,285	2,498,296
Series 2024, RB (INS - AGI)(b)	5.25%	10/01/2043	1,600	1,702,837
Series 2024, RB (INS - AGI)(b)	5.25%	10/01/2044	1,225	1,293,414
New York (State of) Power Authority (Green Bonds); Series 2020 A, Ref. RB	4.00%	11/15/2045	5,000	4,785,954
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Thruway Authority; Series 2025 A, RB	5.00%	03/15/2047	$5,000	$5,246,513
New York Counties Tobacco Trust II; Series 2001, RB	5.75%	06/01/2043	3,745	3,815,990
New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2042	5,020	4,278,310
Series 2010 A, RB(c)	6.25%	06/01/2041	982	948,036
New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	5.63%	06/01/2035	3,020	3,069,201
Series 2016 A, Ref. RB	6.45%	06/01/2040	1,505	1,495,215
Series 2016 A, Ref. RB	6.00%	06/01/2043	1,865	1,852,774
Series 2016 A-1, Ref. RB	5.75%	06/01/2043	3,050	2,968,080
Series 2016 A-2B, Ref. RB	5.00%	06/01/2045	3,240	2,846,929
Series 2016 B, Ref. RB	5.00%	06/01/2027	280	282,717
Series 2016 B, Ref. RB	5.00%	06/01/2030	270	272,405
Series 2016 B, Ref. RB	5.00%	06/01/2031	465	468,842
New York Liberty Development Corp. (Goldman Sachs Headquarters);
Series 2005, Ref. RB	5.25%	10/01/2035	10,000	11,736,562
Series 2007, RB	5.50%	10/01/2037	9,330	11,219,201
New York Liberty Development Corp. (Green Bonds); Series 2021 A, Ref. RB (INS - AGI)(b)	2.75%	11/15/2041	9,000	7,285,513
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(a)	5.00%	08/01/2026	400	400,104
Series 2016, Ref. RB(a)	5.00%	08/01/2031	25,500	25,512,536
Series 2020, Ref. RB(a)	5.25%	08/01/2031	3,455	3,584,076
Series 2020, Ref. RB(a)	5.38%	08/01/2036	1,000	1,044,955
Series 2021, Ref. RB(a)	3.00%	08/01/2031	5,000	4,742,642
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(a)	5.00%	01/01/2026	5,000	5,005,741
Series 2018, RB(a)	5.00%	01/01/2034	3,090	3,157,901
Series 2018, RB(a)	4.00%	01/01/2036	5,000	4,873,304
Series 2020, RB(a)	4.00%	10/01/2030	3,000	3,060,697
Series 2020, RB(a)	5.00%	10/01/2035	2,000	2,088,538
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds); Series 2023, RB(a)	5.50%	06/30/2041	1,700	1,785,028
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB (INS - AGI)(a)(b)	4.00%	07/01/2036	3,500	3,492,891
Series 2016 A, RB (INS - AGI)(a)(b)	4.00%	07/01/2041	1,000	958,868
Series 2016 A, RB(a)	5.00%	07/01/2041	200	200,017
Series 2016 A, RB(a)	5.00%	07/01/2046	5,000	4,987,692
Series 2023, RB(a)	6.00%	04/01/2035	6,000	6,624,602
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2022, RB(a)	5.00%	12/01/2029	2,900	3,085,843
Oneida County Local Development Corp. (Utica College); Series 2019, Ref. RB	5.00%	07/01/2032	500	504,495
Otsego County Capital Resource Corp. (Hartwick College); Series 2015 A, Ref. RB	5.00%	10/01/2030	630	559,552
Suffolk (County of), NY Water Authority; Series 2018 A, RB	4.00%	06/01/2041	1,500	1,511,264
Suffolk Regional Off-Track Betting Corp.; Series 2024, RB	5.00%	12/01/2034	2,400	2,474,437
Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	795	726,864
Triborough Bridge & Tunnel Authority; Series 2022 C, RB	5.00%	05/15/2043	5,200	5,481,355
TSASC, Inc.;
Series 2017 A, Ref. RB	5.00%	06/01/2032	2,000	2,041,196
Series 2017 A, Ref. RB	5.00%	06/01/2033	1,500	1,530,179
Series 2017 A, Ref. RB	5.00%	06/01/2034	1,000	1,018,068
Westchester County Industrial Development Agency;
Series 2025, RB(c)	6.00%	06/01/2028	5,300	5,323,601
Series 2025, RB(c)	6.20%	12/01/2042	1,250	1,244,199
Westchester Tobacco Asset Securitization Corp.; Series 2016 B, Ref. RB	5.00%	06/01/2041	195	195,335
				246,425,339
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–1.12%
North Carolina (State of) Department of Transportation (I-77 HOT Lanes);
Series 2015, RB(a)	5.00%	06/30/2027	$1,215	$1,216,404
Series 2015, RB(a)	5.00%	06/30/2029	1,340	1,341,705
Series 2015, RB(a)	5.00%	06/30/2030	1,405	1,406,809
Series 2015, RB(a)	5.00%	12/31/2037	905	905,755
North Carolina (State of) Housing Finance Agency (Social Bonds); Series 2024, RB (CEP - GNMA)	6.25%	01/01/2055	3,905	4,223,977
North Carolina (State of) Medical Care Commission;
Series 2025, RB	4.05%	01/01/2030	810	810,256
Series 2025, Ref. RB	5.00%	10/01/2034	170	180,917
North Carolina (State of) Medical Care Commission (Forest at Duke (The)); Series 2021, RB	4.00%	09/01/2041	2,255	2,062,277
North Carolina (State of) Medical Care Commission (Lutheran Services for the Aging);
Series 2021, RB	4.00%	03/01/2029	275	275,503
Series 2021, RB	4.00%	03/01/2030	285	285,859
Series 2021, RB	4.00%	03/01/2031	290	291,396
Series 2021, RB	4.00%	03/01/2036	900	886,516
Series 2021, RB	4.00%	03/01/2041	1,050	979,463
North Carolina (State of) Medical Care Commission (Rex Healthcare); Series 2020 A, RB	5.00%	07/01/2033	1,250	1,353,496
North Carolina (State of) Medical Care Commission (Vidant Health); Series 2015, Ref. RB	5.00%	06/01/2040	5,000	5,003,508
North Carolina (State of) Turnpike Authority; Series 2019, RB(f)	0.00%	01/01/2041	1,540	798,017
North Carolina (State of) Turnpike Authority (Triangle Expressway System); Series 2019, RB(f)	0.00%	01/01/2044	5,000	2,159,636
				24,181,494
North Dakota–0.46%
Burleigh (County of), ND (University of Mary);
Series 2016, RB	4.38%	04/15/2026	130	129,886
Series 2016, RB	5.10%	04/15/2036	2,815	2,818,831
North Dakota (State of) Housing Finance Agency (Social Bonds); Series 2025, RB	4.50%	07/01/2037	6,755	7,026,124
				9,974,841
Ohio–2.62%
American Municipal Power, Inc. (Combined Hydroelectric);
Series 2016 A, Ref. RB(d)(e)	5.00%	02/15/2026	5,005	5,029,979
Series 2025, Ref. RB	5.00%	02/15/2043	240	258,614
Buckeye Tobacco Settlement Financing Authority; Series 2020 A-2, Ref. RB	4.00%	06/01/2038	8,310	8,118,027
Centerville (City of), OH (Graceworks Lutheran Services); Series 2017, Ref. RB	5.25%	11/01/2037	1,195	1,207,413
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(c)	5.00%	06/01/2028	2,860	2,885,893
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.00%	02/15/2031	5,750	5,827,677
Series 2017, Ref. RB	5.00%	02/15/2032	5,480	5,551,424
Series 2017, Ref. RB	5.00%	02/15/2042	2,415	2,415,280
Dayton (City of), OH (James M. Cox); Series 2014 A, Ref. RB (INS - AGI)(a)(b)	4.00%	12/01/2032	5,000	5,001,311
Hamilton (County of), OH (Life Enriching Communities); Series 2023, RB	5.25%	01/01/2038	775	819,792
Hamilton (County of), OH (Life Enriching Communities); Series 2012, RB	5.00%	01/01/2032	495	495,449
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2033	1,240	1,242,929
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (INS - AGI)(a)(b)	5.00%	12/31/2035	4,000	4,005,594
Ohio (State of) (University Hospitals Health System, Inc.); Series 2015, Ref. VRD RB(i)	3.06%	01/15/2045	2,000	2,000,000
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB(a)(d)	2.60%	10/01/2029	4,000	3,834,475
Ohio (State of) Housing Finance Agency; Series 2025, Ref. RB (CEP - GNMA)	6.50%	03/01/2056	5,000	5,706,640
Ohio (State of) Housing Finance Agency (Haven’s Edge Apartments); Series 2025, RB(c)	5.70%	08/01/2043	1,800	1,864,999
Southeastern Ohio (State of) Port Authority (Memorial Health Systems); Series 2015, Ref. RB	5.50%	12/01/2029	350	350,029
				56,615,525
Oklahoma–0.76%
Edmond Public Works Authority; Series 2017, RB	5.00%	07/01/2047	4,495	4,546,898
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.00%	08/15/2033	1,000	1,028,771
Oklahoma (State of) Municipal Power Authority; Series 2025 A, Ref. RB (INS - AGI)(b)	5.00%	01/01/2043	625	674,568
Tulsa (City of), OK Airports Improvement Trust;
Series 2001 B, Ref. RB(a)	5.50%	12/01/2035	3,250	3,252,291
Series 2001 C, Ref. RB(a)	5.50%	12/01/2035	1,650	1,651,163
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–(continued)
Tulsa Municipal Airport Trust Trustees (American Airlines, Inc.);
Series 2025, Ref. RB(a)	6.25%	12/01/2035	$3,000	$3,461,988
Series 2025, Ref. RB(a)	6.25%	12/01/2040	1,600	1,797,432
				16,413,111
Oregon–0.68%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.13%	11/15/2040	500	502,964
Forest Grove (City of), OR (Pacific University); Series 2015 A, Ref. RB	5.00%	05/01/2036	250	250,092
Morrow (Port of), OR; Series 2024 A, GO Bonds(c)	5.15%	10/01/2026	5,000	5,000,477
Multnomah (County of), OR Hospital Facilities Authority (Terwilliger Plaza, Inc.);
Series 2016, Ref. RB	5.00%	12/01/2025	295	295,000
Series 2016, Ref. RB	5.00%	12/01/2030	1,305	1,317,401
Oregon (State of) Tri-County Metropolitan Transportation District; Series 2018 A, RB	4.00%	09/01/2048	5,000	4,885,247
Salem-Keizer School District No. 24J; Series 2020 A, GO Bonds (CEP - Oregon School Bond Guaranty)(f)	0.00%	06/15/2040	4,415	2,342,604
				14,593,785
Pennsylvania–3.38%
Allentown (City of), PA Neighborhood Improvement Zone Development Authority; Series 2022, Ref. RB	5.00%	05/01/2036	1,500	1,600,460
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center); Series 2017, RB(c)	5.00%	05/01/2042	1,000	1,004,255
Chester (County of), PA Health & Education Facilities Authority (Simpson Senior Services);
Series 2015 A, Ref. RB (Acquired 12/10/2015; Cost $1,000,000)(g)	5.00%	12/01/2030	1,000	942,728
Series 2015 A, Ref. RB (Acquired 08/24/2021; Cost $1,400,000)(g)	5.25%	12/01/2045	1,400	1,162,728
Coatesville Area School District Building Authority;
Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2025	385	385,000
Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2026	335	335,370
Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2027	360	360,479
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(b)(f)	0.00%	10/01/2036	1,300	827,629
Commonwealth Financing Authority; Series 2018, RB	5.00%	06/01/2033	4,000	4,188,257
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2029	1,000	1,010,871
Series 2018, Ref. RB	5.00%	12/01/2031	1,005	1,017,719
Series 2018, Ref. RB	5.00%	12/01/2033	750	758,512
Lancaster (County of), PA Hospital Authority (Moravian Manors, Inc.); Series 2019 A, RB	5.00%	06/15/2038	1,110	1,094,164
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University); Series 2018 A, Ref. RB	5.00%	09/01/2034	3,600	3,775,606
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network); Series 2016, Ref. RB	5.00%	08/15/2046	1,000	1,002,655
Pennsylvania (Commonwealth of);
Series 2018 A, Ref. COP	5.00%	07/01/2029	300	313,777
Series 2018 A, Ref. COP	5.00%	07/01/2030	375	392,292
Series 2018 A, Ref. COP	5.00%	07/01/2031	425	444,360
Pennsylvania (Commonwealth of) Economic Development Financing Authority; Series 2019, Ref. RB	3.00%	04/01/2039	2,000	1,814,022
Pennsylvania (Commonwealth of) Economic Development Financing Authority (PPL Energy Supply, LLC);
Series 2009, Ref. RB(d)	5.25%	06/01/2027	5,225	5,266,697
Series 2009, Ref. RB(d)	5.25%	06/01/2027	1,860	1,873,907
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Presbyterian Senior Living); Series 2021, Ref. RB	4.00%	07/01/2030	1,600	1,622,678
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);
Series 2021 A, Ref. RB	4.00%	10/15/2039	1,325	1,303,756
Series 2021 A, Ref. RB	4.00%	10/15/2040	1,200	1,175,633
Pennsylvania (Commonwealth of) Higher Education Assistance Agency; Series 2023 A, RB(a)	4.00%	06/01/2044	3,670	3,622,450
Pennsylvania (Commonwealth of) Housing Finance Agency; Series 2018-127B, RB	3.55%	10/01/2033	2,200	2,183,394
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds);
Series 2023, RB	5.38%	10/01/2046	2,000	2,099,605
Series 2025, RB	6.50%	10/01/2055	5,000	5,726,014
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District); Series 2016 A, Ref. RB (INS - AGI)(b)	5.00%	06/01/2031	$120	$122,238
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2015 A-1, Ref. RB(d)(e)	5.25%	12/01/2025	250	250,000
Series 2016 A, RB(d)(e)	5.00%	12/01/2025	765	765,000
Series 2016 A-1, RB	5.00%	12/01/2041	235	235,234
Series 2021 B, RB	4.00%	12/01/2040	1,500	1,515,334
Series 2021 B, RB	4.00%	12/01/2041	1,750	1,744,384
Philadelphia (City of), PA Authority for Industrial Development;
Series 2017, RB	5.00%	12/01/2035	1,000	1,028,722
Series 2017, RB	5.00%	12/01/2037	1,310	1,343,978
Philadelphia (City of), PA Authority for Industrial Development (Kipp Philadelphia Charter School); Series 2016 A, RB	5.00%	04/01/2036	1,500	1,401,850
Philadelphia (City of), PA Authority for Industrial Development (La Salle University);
Series 2017, Ref. RB	5.00%	05/01/2034	1,000	828,955
Series 2017, Ref. RB	5.00%	05/01/2036	1,000	783,810
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2035	3,000	3,051,168
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2042	4,355	4,212,137
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (The) (Temple University Health System);
Series 2017, Ref. RB	5.00%	07/01/2028	3,480	3,547,257
Series 2017, Ref. RB	5.00%	07/01/2029	2,295	2,338,619
Philadelphia (City of), PA Housing Authority (PHADC Acquition Program); Series 2025, RB	5.00%	03/01/2036	1,000	1,113,806
Philadelphia School District (The); Series 2018 A, GO Bonds	5.00%	09/01/2032	510	538,619
Reading School District;
Series 2017, Ref. GO Bonds (INS - AGI)(b)	5.00%	03/01/2035	30	30,633
Series 2017, Ref. GO Bonds (INS - AGI)(b)	5.00%	03/01/2036	25	25,493
Scranton School District;
Series 2017 E, Ref. GO Bonds (INS - BAM)(b)	5.00%	12/01/2032	110	114,651
Series 2017 E, Ref. GO Bonds (INS - BAM)(b)	5.00%	12/01/2033	90	93,663
Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	115	115,512
West Shore Area Authority (Messiah Village); Series 2015 A, Ref. RB	5.00%	07/01/2030	500	500,107
				73,006,188
Puerto Rico–3.75%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	560	567,687
Series 2002, RB	5.63%	05/15/2043	4,655	4,731,764
Series 2005 A, RB(f)	0.00%	05/15/2050	52,200	10,767,654
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(f)	0.00%	07/01/2033	8,152	5,877,361
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,443	1,475,686
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	6,419	6,815,446
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	8,667	9,547,849
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	6,307	6,303,194
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,175	1,167,068
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	1,008	969,444
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	2,837	2,623,344
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	2,001	1,780,265
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Hospital Auxilio Mutuo); Series 2021, Ref. RB	5.00%	07/01/2031	425	457,515
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University Plaza); Series 2000 A, RB (Acquired 04/27/2020; Cost $1,030,611) (INS - NATL)(b)(g)	5.00%	07/01/2033	1,040	1,040,286
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(f)	0.00%	07/01/2029	$17,000	$15,067,690
Series 2018 A-1, RB(f)	0.00%	07/01/2031	650	533,540
Series 2018 A-1, RB(f)	0.00%	07/01/2033	5,000	3,796,707
Series 2018 A-1, RB(f)	0.00%	07/01/2046	19,850	6,768,804
Series 2019 A-2, RB	4.33%	07/01/2040	874	852,483
				81,143,787
Rhode Island–1.00%
Providence (City of), RI Public Building Authority (Various Capital); Series 2011 A, RB (INS - AGI)(b)	5.88%	06/15/2026	110	110,231
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2026	1,375	1,381,210
Series 2015 A, Ref. RB	5.00%	06/01/2027	900	904,072
Series 2015 A, Ref. RB	5.00%	06/01/2028	1,080	1,084,914
Series 2015 A, Ref. RB	5.00%	06/01/2035	12,500	12,507,289
Series 2015 A, Ref. RB	5.00%	06/01/2040	5,650	5,650,530
				21,638,246
South Carolina–1.17%
South Carolina (State of) Housing Finance & Development Authority;
Series 2023 B, RB	6.00%	01/01/2054	2,335	2,551,196
Series 2025 A, RB (CEP - GNMA)	6.50%	07/01/2055	990	1,124,098
Series 2025 B, RB (CEP - GNMA)	6.50%	07/01/2055	10,000	11,410,692
South Carolina (State of) Jobs-Economic Development Authority (Beaufort Memorial Hospital & South of Broad Healthcare); Series 2024, RB	5.25%	11/15/2039	900	967,195
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Mercy Health); Series 2025, Ref. RB(d)	5.00%	11/01/2032	1,500	1,683,481
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, RB	5.00%	05/01/2028	785	783,501
South Carolina (State of) Public Service Authority;
Series 2016 A, Ref. RB	5.00%	12/01/2038	560	563,915
Series 2016 B, Ref. RB	5.00%	12/01/2046	6,250	6,279,075
				25,363,153
South Dakota–0.21%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	15	15,004
South Dakota (State of) Housing Development Authority; Series 2025 A, Ref. RB (CEP - GNMA)	6.50%	11/01/2055	3,980	4,530,704
				4,545,708
Tennessee–0.64%
Knoxville Industrial Development Board; Series 2025, RB(c)	4.25%	11/01/2030	1,500	1,490,838
Nashville (City of), TN Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(c)	4.50%	06/01/2028	1,110	1,119,854
New Memphis Arena Public Building Authority (City of Memphis) (Social Bonds);
Series 2021, RB(f)	0.00%	04/01/2036	1,200	767,297
Series 2021, RB(f)	0.00%	04/01/2037	1,375	831,377
Shelby (County of), TN Health, Educational & Housing Facilities Board (The Village at Germantown, Inc.); Series 2014, RB	5.00%	12/01/2029	525	525,045
Tennergy Corp.; Series 2022 A, RB(d)	5.50%	12/01/2030	8,300	8,991,113
Tennessee Energy Acquisition Corp.; Series 2006 C, RB	5.00%	02/01/2027	150	151,878
				13,877,402
Texas–9.92%
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.); Series 2025, Ref. RB(c)	5.00%	06/15/2035	1,085	1,141,025
Arlington Higher Education Finance Corp. (UME Preparatory Academy);
Series 2017 A, RB	4.55%	08/15/2028	60	60,003
Series 2017 A, RB	5.00%	08/15/2038	115	113,038
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, RB	6.63%	03/01/2029	825	825,569
Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.75%	08/15/2043	1,000	996,128
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Austin (City of), TX;
Series 2014, RB(a)(d)(e)	5.00%	01/06/2026	$1,000	$1,001,962
Series 2014, RB(a)(d)(e)	5.00%	01/06/2026	2,585	2,590,071
Series 2014, RB(a)(d)(e)	5.00%	01/06/2026	1,885	1,888,698
Series 2025, Ref. GO Bonds	5.00%	09/01/2039	1,500	1,708,219
Austin Convention Enterprises, Inc.; Series 2017, Ref. RB	5.00%	01/01/2033	1,200	1,208,644
Cleburne Independent School District;
Series 2016, GO Bonds(d)(e)	5.00%	02/15/2026	1,045	1,049,802
Series 2016, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	4,480	4,493,695
Clifton Higher Education Finance Corp. (Idea Public Schools);
Series 2022 A, RB	4.00%	08/15/2033	535	549,313
Series 2022 A, RB	4.00%	08/15/2034	555	566,675
Series 2022 A, RB	4.00%	08/15/2035	410	416,599
Conroe Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	750	705,179
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport); Series 2025 A-1, RB(a)	5.25%	11/01/2039	1,000	1,117,155
Dallas (County of), TX Flood Control District No. 1; Series 2015, Ref. GO Bonds(c)	5.00%	04/01/2028	760	760,154
Far North Fort Worth Municipal Utility District No. 1;
Series 2025, GO Bonds (INS - AGI)(b)	4.13%	09/01/2043	380	363,284
Series 2025, GO Bonds (INS - AGI)(b)	4.13%	09/01/2044	450	426,371
Godley Independent School District; Series 2016, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2035	2,640	2,642,716
Grand Parkway Transportation Corp. (TELA Supported); Series 2018 A, RB	5.00%	10/01/2037	2,000	2,080,947
Harris (County of), TX Flood Control District (Green Bonds); Series 2022 A, GO Bonds	4.25%	10/01/2047	5,000	4,881,412
Harris County Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes, Inc.); Series 2013 A, RB	5.00%	01/01/2033	65	65,020
Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area); Series 2013 A, Ref. RB	5.00%	06/01/2028	955	945,825
Houston (City of), TX;
Series 2023 A, Ref. RB (INS - AGI)(a)(b)	5.25%	07/01/2039	2,000	2,199,577
Series 2024 B, RB(a)	5.50%	07/15/2036	2,790	3,047,194
Series 2025, GO Bonds	5.00%	03/01/2043	2,650	2,841,513
Series 2025, GO Bonds	5.00%	03/01/2044	3,390	3,618,210
Houston (City of), TX (United Airlines, Inc.); Series 2021 B-1, RB(a)	4.00%	07/15/2041	15,000	13,654,371
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2021 A, RB(a)	4.00%	07/01/2041	3,500	3,186,585
Houston (City of), TX Airport System (United Airlines, Inc.);
Series 2024 B, RB(a)	5.50%	07/15/2035	12,000	13,232,496
Series 2024 B, RB(a)	5.50%	07/15/2039	10,615	11,413,201
Houston Higher Education Finance Corp. (KIPP, Inc.); Series 2015, Ref. RB (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	250	250,344
Judson Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/01/2049	5,600	5,235,330
La Salle (County of), TX; Series 2018, Ref. GO Bonds(d)(e)	5.00%	03/01/2027	4,110	4,227,033
Leander (City of), TX;
Series 2025, GO Bonds	5.00%	08/15/2039	750	850,623
Series 2025, GO Bonds	5.00%	08/15/2040	600	672,608
Lewisville Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2041	2,500	2,516,564
Love Field Airport Modernization Corp.; Series 2021, Ref. RB (INS - AGI)(a)(b)	4.00%	11/01/2039	2,935	2,930,152
Midland Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2041	3,500	3,520,007
Mission Economic Development Corp. (Green Bonds); Series 2025, RB(a)(d)	5.00%	06/01/2030	2,125	2,209,132
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(a)(c)	4.63%	10/01/2031	10,060	10,089,751
New Hope Cultural Education Facilities Finance Corp.; Series 2025 A, RB	5.50%	10/01/2035	4,695	4,936,647
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	4.00%	07/01/2028	1,630	1,628,010
Series 2016, Ref. RB	5.00%	07/01/2036	2,760	2,769,563
Series 2016, Ref. RB	5.00%	07/01/2046	40	37,824
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGI)(b)	5.00%	04/01/2046	140	140,005
New Hope Cultural Education Facilities Finance Corp. (Children Health System); Series 2025, RB	5.00%	08/15/2037	2,275	2,581,383
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center);
Series 2021, Ref. RB(c)	4.00%	08/15/2028	540	533,657
Series 2021, Ref. RB(c)	4.00%	08/15/2030	1,405	1,376,198
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB(d)(e)	5.00%	01/01/2026	$1,090	$1,102,893
Series 2017, Ref. RB(d)(e)	5.00%	01/01/2026	1,205	1,219,253
Series 2017, Ref. RB(d)(e)	5.00%	01/01/2026	8,320	8,418,409
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford); Series 2016 A, RB	5.00%	11/15/2026	85	84,578
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2029	2,105	2,112,063
Series 2018, Ref. RB	5.00%	10/01/2030	2,210	2,221,525
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.);
Series 2014, RB	5.25%	01/01/2029	945	945,754
Series 2014, RB	5.50%	01/01/2035	1,400	1,401,138
North East Texas Regional Mobility Authority; Series 2016, RB(d)(e)	5.00%	01/01/2026	10,000	10,018,506
North Texas Tollway Authority; Series 2017 B, Ref. RB (INS - AGI)(b)	4.00%	01/01/2034	750	754,532
Port Beaumont Navigation District (Jefferson Gulf Coast Energy);
Series 2021, RB(a)(c)	2.13%	01/01/2028	575	550,864
Series 2021, RB(a)(c)	2.25%	01/01/2029	800	752,462
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas LLC); Series 2016 A, RB	5.00%	08/15/2036	1,960	1,960,367
San Antonio (City of), TX;
Series 2015, RB(a)	5.00%	07/01/2045	5,000	5,000,525
Series 2019 A, Ref. RB(a)	5.00%	07/01/2032	2,380	2,533,594
Series 2022, RB	4.00%	02/01/2041	1,330	1,339,477
San Antonio Education Facilities Corp. (University of the Incarnate Word); Series 2025, RB	5.25%	10/01/2038	4,705	5,030,475
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. RB	5.00%	05/15/2045	5,605	5,347,782
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks); Series 2020, Ref. RB	4.00%	11/15/2027	295	291,575
Texas (State of);
Series 2018, VRD GO Bonds(i)	1.95%	12/01/2049	3,930	3,930,000
Series 2023 A, GO Bonds(a)	4.00%	08/01/2040	1,865	1,867,752
Texas (State of) Department of Housing & Community Affairs; Series 2023 B, RB (CEP - GNMA)	4.80%	07/01/2043	2,550	2,613,832
Texas (State of) Transportation Commission;
Series 2019, RB(f)	0.00%	08/01/2034	1,400	997,471
Series 2019, RB(f)	0.00%	08/01/2035	2,050	1,383,964
Series 2019, RB(f)	0.00%	08/01/2036	1,500	959,863
Texas (State of) Water Development Board; Series 2017 A, RB	4.00%	10/15/2042	5,000	4,883,622
Texas (State of) Water Development Board (Master Trust); Series 2022, RB	5.00%	10/15/2047	5,720	5,972,938
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	1,585	1,614,247
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2021, Ref. RB	5.00%	12/15/2031	3,250	3,513,878
Texas Private Activity Bond Surface Transportation Corp.; Series 2023, Ref. RB(a)	5.38%	06/30/2039	3,115	3,288,507
				214,407,328
Utah–1.23%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(c)	3.50%	03/01/2036	2,000	1,840,123
Military Installation Development Authority;
Series 2021 A-1, RB	4.00%	06/01/2036	500	487,263
Series 2021 A-1, RB	4.00%	06/01/2041	1,000	927,941
Series 2021 A-2, RB	4.00%	06/01/2036	5,250	5,090,358
Salt Lake City (City of), UT;
Series 2018 A, RB(a)	5.00%	07/01/2033	3,500	3,647,180
Series 2018 B, RB	5.00%	07/01/2038	1,000	1,039,866
Utah Housing Corp.;
Series 2024 E, RB (CEP - GNMA)	6.00%	07/01/2054	4,760	5,252,641
Series 2025 A, RB (CEP - GNMA)	6.50%	07/01/2055	1,965	2,195,163
West Jordan (City of), UT Municipal Building Authority; Series 2016, RB	4.00%	10/01/2038	6,020	6,036,905
				26,517,440
Vermont–0.04%
Burlington (City of), VT; Series 2014 A, Ref. RB (INS - AGI)(b)	5.00%	07/01/2030	855	855,938
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virgin Islands–0.08%
Virgin Islands Transportation & Infrastructure Corp. (Garvee); Series 2025, Ref. RB	5.00%	09/01/2035	$1,600	$1,802,315
Virginia–0.84%
Farmville (Town of), VA Industrial Development Authority (Longwood University Student Housing); Series 2018 A, Ref. RB	5.00%	01/01/2038	1,000	1,007,498
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge); Series 2019 A, RB	5.00%	01/01/2034	750	758,740
Virginia (Commonwealth of) Housing Development Authority; Series 2013 F, RB	5.35%	10/01/2043	730	730,315
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC);
Series 2022, Ref. RB(a)	5.00%	01/01/2033	2,295	2,482,378
Series 2022, Ref. RB(a)	5.00%	07/01/2036	4,000	4,250,934
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(a)	5.00%	06/30/2042	2,395	2,453,187
Series 2022, Ref. RB(a)	5.00%	12/31/2047	1,820	1,830,208
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay);
Series 2018, Ref. RB	5.00%	09/01/2028	150	154,116
Series 2018, Ref. RB	5.00%	09/01/2030	455	467,577
Series 2023, RB	6.25%	09/01/2030	4,000	4,048,722
				18,183,675
Washington–1.75%
Kalispel Tribe of Indians;
Series 2018 A, RB(c)	5.00%	01/01/2032	70	71,355
Series 2018 B, RB(c)	5.00%	01/01/2032	100	101,936
Kelso (City of), WA Housing Authority (Chinook & Columbia Apartments); Series 1998, RB	5.60%	03/01/2028	10	10,002
Seattle (Port of), WA;
Series 2015 C, RB(a)	5.00%	04/01/2040	1,465	1,465,320
Series 2017 C, RB(a)	5.25%	05/01/2042	2,000	2,022,638
Series 2022 B, Ref. RB(a)	5.00%	08/01/2037	3,000	3,262,205
Tacoma (City of), WA; Series 2013 A, Ref. RB	4.00%	01/01/2042	2,160	2,125,181
Vancouver (City of), WA Downtown Redevelopment Authority (Conference Center); Series 2013, Ref. RB	4.50%	01/01/2044	60	60,009
Washington (State of); Series 2021 A, Ref. GO Bonds	5.00%	06/01/2034	1,000	1,094,162
Washington (State of) (Bid Group 3); Series 2022 C, GO Bonds	5.00%	02/01/2046	5,000	5,239,009
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	4.00%	07/01/2031	2,365	2,429,566
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association); Series 2015, Ref. RB	5.00%	07/01/2030	500	500,302
Washington (State of) Health Care Facilities Authority (Multicare Health System); Series 2015 A, RB	5.00%	08/15/2045	1,195	1,195,167
Washington (State of) Health Care Facilities Authority (Providence Health & Services);
Series 2012 A, RB	5.00%	10/01/2028	120	120,356
Series 2014 D, Ref. RB	5.00%	10/01/2038	100	100,113
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center);
Series 2017, Ref. RB	5.00%	08/15/2032	1,500	1,539,835
Series 2017, Ref. RB	5.00%	08/15/2037	1,360	1,383,439
Washington (State of) Housing Finance Commission;
Series 2025, RB (INS - BAM)(b)(c)	5.00%	07/01/2040	1,000	1,057,143
Series 2025, RB (INS - BAM)(b)(c)	5.00%	07/01/2045	2,750	2,795,175
Series 2025, Ref. RB	4.88%	01/01/2036	4,000	3,992,519
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(c)	5.00%	07/01/2031	1,350	1,357,292
Series 2016 A, Ref. RB(c)	5.00%	07/01/2036	1,450	1,454,692
Washington (State of) Housing Finance Commission (The Hearthstone); Series 2018 A, Ref. RB(c)	5.00%	07/01/2038	830	688,294
Washington (State of) Housing Finance Commission (Transforming Age);
Series 2019 A, RB(c)	5.00%	01/01/2034	745	761,711
Series 2019 A, RB(c)	5.00%	01/01/2039	2,895	2,920,865
				37,748,286
West Virginia–0.25%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(c)	5.50%	06/01/2037	5,000	5,070,800
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia–(continued)
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(a)(c)(h)	6.75%	02/01/2026	$2,000	$200,000
Series 2018, RB(a)(c)(h)	8.75%	02/01/2036	640	192,000
				5,462,800
Wisconsin–2.95%
Appleton Redevelopment Authority; Series 2001, VRD RB (LOC - Thrivent Finl Lutherans)(i)(j)	2.30%	06/01/2036	5,500	5,500,000
Washington (City of), WI; Series 2025, GO Bonds (INS - BAM)(b)	5.00%	03/01/2037	1,365	1,544,329
Wisconsin (State of); Series 2025 B, GO Bonds	5.00%	05/01/2036	4,725	5,522,066
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB (Acquired 08/30/2017-11/16/2020; Cost $5,112,107)(g)	5.00%	08/01/2032	5,100	3,946,573
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016 A, Ref. RB	4.00%	11/15/2036	2,000	2,002,037
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community);
Series 2017, Ref. RB	5.00%	06/01/2030	1,560	1,583,621
Series 2017, Ref. RB	5.00%	06/01/2032	1,720	1,742,452
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2026	1,000	1,001,829
Wisconsin (State of) Public Finance Authority;
Series 2012 B, Ref. RB(a)	5.00%	07/01/2042	3,500	3,500,729
Series 2012 C, Ref. RB(a)	5.00%	07/01/2042	1,000	1,000,208
Series 2016, RB(c)	5.13%	02/01/2046	5,195	5,127,792
Series 2020, Ref. RB	5.00%	06/01/2036	2,410	2,571,311
Wisconsin (State of) Public Finance Authority (21st Century Public Academy); Series 2020 A, RB(c)	3.75%	06/01/2030	335	317,739
Wisconsin (State of) Public Finance Authority (ACTS Retirement-Life Community); Series 2020 A, RB	4.00%	11/15/2037	600	594,929
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth); Series 2016 A, RB(c)	4.63%	06/01/2036	160	157,788
Wisconsin (State of) Public Finance Authority (Beyond Boone, LLC - Appalachian State University); Series 2019 A, RB (INS - AGI)(b)	5.00%	07/01/2034	800	834,088
Wisconsin (State of) Public Finance Authority (CABS); Series 2024, RB(f)	0.00%	02/01/2031	3,357	2,352,719
Wisconsin (State of) Public Finance Authority (City of Boynton Beach, Florida Municipal Improvements); Series 2018, RB	5.00%	07/01/2035	2,000	2,090,716
Wisconsin (State of) Public Finance Authority (Community School of Davidson); Series 2018, RB	5.00%	10/01/2033	1,620	1,646,138
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(c)	6.13%	02/01/2039	490	490,066
Series 2022 A, RB(c)	6.13%	02/01/2039	485	485,065
Wisconsin (State of) Public Finance Authority (Goodwill Industries of Southern Nevada, Inc.); Series 2019 A, RB	5.50%	12/01/2038	1,684	1,683,760
Wisconsin (State of) Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(c)	4.38%	06/15/2029	2,155	2,145,994
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(c)	6.25%	01/01/2038	3,250	1,462,500
Wisconsin (State of) Public Finance Authority (Miami Worldcenter); Series 2024 A, RB(c)	5.00%	06/01/2041	2,000	2,032,607
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.20%	12/01/2037	4,000	4,098,738
Wisconsin (State of) Public Finance Authority (Rans-Bridgewater); Series 2024, RB(c)	5.63%	12/15/2030	4,191	4,199,379
Wisconsin (State of) Public Finance Authority (Southminster); Series 2018, RB(c)	5.00%	10/01/2043	500	496,345
Wisconsin (State of) Public Finance Authority (Wakemed Hospital); Series 2019 A, Ref. RB	5.00%	10/01/2044	3,655	3,717,674
				63,849,192
Total Municipal Obligations (Cost $2,082,330,175)				2,095,115,578
			Shares
Exchange-Traded Funds–1.13%
Invesco Intermediate Municipal ETF(k)			439,349	22,727,524
Invesco Rochester High Yield Municipal ETF(k)			32,505	1,652,703
Total Exchange-Traded Funds (Cost $24,228,837)				24,380,227
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Shares	Value

Common Stocks & Other Equity Interests–0.00%
BL Train Holdings West LLC; Wts. expiring 12/01/2025 (Cost $0)(l)	24,000	$0
TOTAL INVESTMENTS IN SECURITIES(m)–98.06% (Cost $2,106,559,012)		2,119,495,805
OTHER ASSETS LESS LIABILITIES–1.94%		41,929,704
NET ASSETS–100.00%		$2,161,425,509
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Security subject to the alternative minimum tax.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2025 was $195,935,082, which represented 9.07% of the Fund’s Net Assets.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(f)	Zero coupon bond issued at a discount.
(g)	Restricted security. The aggregate value of these securities at November 30, 2025 was $8,231,561, which represented less than 1% of the Fund’s Net Assets.
(h)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30,
2025 was $1,003,977, which represented less than 1% of the Fund’s Net Assets.

(i)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2025.

(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(k)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2025.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Invesco Intermediate Municipal ETF	$-	$22,571,364	$-	$156,160	$-	$22,727,524	$131,306
Invesco Rochester High Yield Municipal ETF	877,166	784,863	-	(9,326)	-	1,652,703	38,555
Total	$877,166	$23,356,227	$-	$146,834	$-	$24,380,227	$169,861

(l)	Security valued using significant unobservable inputs (Level 3). See Note .
(m)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Inc.	5.60%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$2,095,115,578	$—	$2,095,115,578
Exchange-Traded Funds	24,380,227	—	—	24,380,227
Common Stocks & Other Equity Interests	—	—	0	0
Total Investments in Securities	24,380,227	2,095,115,578	0	2,119,495,805
Other Investments - Assets
Investments Matured	—	4,305	—	4,305
Total Investments	$24,380,227	$2,095,119,883	$0	$2,119,500,110
Invesco Intermediate Term Municipal Income Fund